ACCOUNTS PAYABLE AND ACCRUED EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses at March 31, 2016 and December 31, 2015 consist of the following:

	March 31, 2016	December 31, 2015
Accrued accounting and legal	$134,197	$112,723
Accrued reimbursements	25,008	13,613
Accrued consulting	5,948	15,200
Accrued research and development expenses	35,920	34,179
Accrued office and other	10,438	31,482
Deferred rent	3,319	3,016
Accrued settlement related to arbitration	13,333	13,333
	$228,163	$223,546

NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses at December 31, 2015 and 2014 consist of the following:

	2015	2014
Accrued accounting and legal	$112,723	$190,767
Accrued reimbursements	13,613	26,792
Accrued consulting	15,200	16,334
Accrued research and development expenses	34,179	93,407
Accrued credit card obligations	-	13,278
Accrued payroll	-	62,068
Accrued liquidated damages	-	55,620
Accrued office and other	31,482	29,093
Deferred rent	3,016	-
Accrued settlement related to arbitration	13,333	66,667
	$223,546	$554,026